Other Comprehensive Income (Loss) (Details 2) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain on sale of available for sale securities					$ 63	$ 60	$ (168)
Provision for income taxes	$ (459)	$ (352)	$ (926)	$ (818)	(1,286)	(1,614)	(1,531)
Net income attributable to common stockholders	$ 934	$ 675	1,874	1,522	2,573	2,806	$ 2,509
Amounts Reclassified from Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain on sale of available for sale securities			29	4	63	60
Provision for income taxes			(12)	(2)	(25)	(24)
Net income attributable to common stockholders			$ 17	$ 2	$ 38	$ 36